Barclays PLC (the Parent company)	12 Months Ended
Dec. 31, 2020
42. Barclays PLC (the Parent company)
Barclays PLC (the Parent company)

42 Barclays PLC (the Parent company)

Total income

Dividends received from subsidiaries

Dividends received from subsidiaries of £763m (2019: £1,560m, 2018: £15,360m) largely relates to dividends received from Barclays Bank PLC £263m, Barclays Execution Services Limited £250m and Barclays Bank UK PLC £220m. The dividends received in 2018 included both a dividend in specie, representing the transfer of the holding in Barclays Bank UK PLC from Barclays Bank PLC to Barclays PLC, and ordinary dividends from subsidiaries.

The dividends received from its banking subsidiaries were paid up to Barclays PLC prior to the announcement made by the PRA on 31 March 2020 that capital be preserved for use in serving Barclays customers and clients through the extraordinary challenges presented by the COVID-19 pandemic. As part of a response to this announcement, Barclays PLC took steps to provide additional capital to its banking subsidiaries. Further detail can be found in the notes below.

Other income

Other income of £1,192m (2019: £1,760m, 2018: £923m) includes £857m (2019: £813m, 2018: £752m) of income received from gross coupon payments on Barclays Bank PLC and Barclays Bank UK PLC issued AT1 securities and £248m (2019: £947m) of fair value and foreign exchange losses on other positions with subsidiaries.

Total assets and liabilities

Investment in subsidiaries

The investment in subsidiaries of £58,886m (2019: £59,546m) predominantly relates to investments in Barclays Bank PLC of £44,015m (2019: £42,363m) and Barclays Bank UK PLC of £14,245m (2019: 16,595m) which includes holdings of their AT1 securities of £10,995m (2019: £10,843m). The decrease of £660m during the year was predominantly driven by a £2,573m impairment in the cost of investment of Barclays Bank UK PLC and the redemption of AT1 holdings of €1,000m, partially offset by capital contributions to Barclays Bank PLC totaling £1,500m and Barclays Bank UK PLC totaling £220m, as well as additional AT1 holdings of $1,500m in Barclays Bank PLC.

At the end of each reporting period an impairment review is undertaken in respect of investment in the ordinary shares of subsidiaries. Impairment is indicated where the investment exceeds the recoverable amount. The recoverable amount is calculated as a value in use (VIU) which is derived from the present value of future cash flows expected to be received from the investment. The VIU calculations use forecast attributable profit based on financial budgets approved by management, covering a five year period as an approximation of future cash flows discounted using a pre-tax discount rate appropriate to the subsidiary being tested. A terminal growth rate has then been applied to the cash flows thereafter which is based upon expectations of future inflation rates. The review identified an impairment in the investment in Barclays Bank UK PLC (see below). For the other investment in subsidiaries the value in use calculated was higher than the carrying value.

Impairment in subsidiaries

Due to the impact of the COVID-19 pandemic on the macroeconomic environment, the review identified impairment of the investment in Barclays Bank UK PLC of £2,573m, reducing its carrying value to £11,672m. The VIU calculation uses 5-year profit before tax forecasts based on the formally agreed medium term plans approved by the Board as an approximation of future cash flows. The Personal Banking cash flows specific to Barclays Bank UK PLC contained in the calculation have been extended to a sixth year (prior to the calculation of terminal values) to reflect an observed 15bp inflexion point in the yield curve which was beyond the period of the medium term plan.

A discount rate of 13.8% (2019: 13.7%) has been applied to the cash flow forecast. In determining the discount rate, management have identified a cost of equity associated with a market participant that closely resemble the subsidiary and adjusted for tax to arrive at the pre-tax equivalent rate. A terminal growth rate of 2.0% (2019: 1.6%) has been used to calculate a terminal value for the investment. In prior years the terminal growth rate used has been based on estimated economic growth rates (GDP). Due to the macroeconomic uncertainties management now consider inflation rates to provide a better approximation of future long term growth.

A 1% increase in the discount rate or terminal growth rate would increase the impairment amount in Barclays Bank UK by £1,056m and £714m respectively. A reduction in the forecasted cash flows by 10% per annum would increase impairment by £1,061m.

Loans and advances in subsidiaries

During the year, loans and advances to subsidiaries decreased by £4,140m to £24,710m (2019: £28,850m). The decrease was driven by the maturity of £1,200m dated subordinated loans and waiving £1,000m of dated subordinated loans in relation to Barclays Bank PLC, the maturity of £1,100m dated subordinated notes in relation to Barclays Bank UK PLC, the £900m partial buy back of dated subordinated loans from Barclays Bank PLC and Barclays Bank UK PLC and a £220m reduction used to fund a capital contribution to Barclays Bank UK PLC. This was partially offset by c£1,300m new issuances of dated subordinated notes by Barclays Bank UK PLC to Barclays PLC.

Financial assets and liabilities designated at fair value

Financial liabilities designated at fair value of £9,507m (2019: £3,498m) includes new issuances during the year of $2,500m Fixed Rate Resetting Senior Callable Notes, $1,750m Fixed-to-Floating Rate Senior Callable Notes, €2,000m Reset Notes, £400m Reset Notes and $300m Zero Coupon Callable Notes. The proceeds raised through these transactions were used to invest in subsidiaries of Barclays PLC and are included within the financial assets designated at fair value through the income statement balance of £17,521m (2019: £10,348m). The effect of changes in the liabilities’ fair value, including those due to credit risk, is expected to offset the changes in the fair value of the related financial asset in the income statement The difference between the financial liabilities’ carrying amount and the contractual amount on maturity is £324m (2019: £174m).

Subordinated liabilities and debt securities in issue

During the year, Barclays PLC issued £500m and $1,000m of Fixed Rate Resetting Subordinated Callable Notes, which are included within the subordinated liabilities balance of £7,724m (2019: £7,656m) and redeemed €1,250m Fixed Rate Subordinated Callable Notes. Debt securities in issue of £28,428m (2019: £30,564m) have reduced in the year due to the maturity of positions with subsidiaries as well as the partial buy back of Senior Fixed Rate Notes of €330m and Senior Floating Rate Notes of $776m.

Management of internal investments, loans and advances

Barclays PLC retains the discretion to manage the nature of its internal investments in subsidiaries according to their regulatory and business needs. Barclays PLC may invest capital and funding into Barclays Bank PLC, Barclays Bank UK PLC and other Group subsidiaries such as Barclays Execution Services Limited and the US Intermediate Holding Company (IHC).

Total equity

Called up share capital and share premium

Called up share capital and share premium of Barclays PLC is £4,637m (2019: £4,594m). The increase in the year is primarily due to shares issued under employee share schemes.

Other equity instruments

Other equity instruments of £11,169m (2019: £10,865m) comprises AT1 securities issued by Barclays PLC. AT1 securities are perpetual subordinated contingent convertible securities structured to qualify as AT1 instruments under prevailing capital rules applicable as at the relevant issue date. During the year there has been a new AT1 issuance with principal amount totaling $1,500m (£1,142m) and a redemption of principal amount €1,000m (£831m). For further details, please refer to Note 28.